Management Of Financial Risks - Fair Value (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Financial liabilities
Financial liabilities	€ 18,973,000	€ 8,737,000
Transfer of assets, out of level 1 into level 2	0
Transfer of assets, out of level 2 into level 1	0
Transfer of liabilities, out of level 1 into level 2	0
Transfer of liabilities, out of level 2 into level 1	0
Carrying value | Level I | Cash and cash equivalent. [member]
Financial Assets
Financial assets	34,186,000	21,610,000
Carrying value | Level I | Financial assets. [member]
Financial Assets
Financial assets	51,369,000	36,138,000
Carrying value | Level II | Foreign currency swaps. [member]
Financial Assets
Financial assets		343,000
Carrying value | Level III | Financial Debt [member]
Financial liabilities
Financial liabilities		63,000
Carrying value | Level III | Foreign currency swaps. [member]
Financial liabilities
Financial liabilities	353,000	90,000
Carrying value | Level III | Recoverable cash advances. [member]
Financial liabilities
Financial liabilities	8,871,000	8,674,000
Carrying value | Level III | Loan Facility Agreement [Member]
Financial liabilities
Financial liabilities	6,898,000
Carrying value | Level III | Synthetic Warrant
Financial liabilities
Financial liabilities	3,204,000
Carrying value | Level III | Trade and Other receivables.
Financial Assets
Financial assets	4,293,000	3,246,000
Carrying value | Level III | Other long-term receivables [member]
Financial Assets
Financial assets	395,000	167,000
Carrying value | Level III | Other current assets. [member]
Financial Assets
Financial assets	739,000	661,000
Carrying value | Level III | Prepayment Option [Member]
Financial Assets
Financial assets	112,000
Carrying value | Level I And III [member] | Trade and other liabilities [member]
Financial liabilities
Financial liabilities	15,193,000	10,234,000
Fair value | Level I | Cash and cash equivalent. [member]
Financial Assets
Financial assets	34,186,000	21,610,000
Fair value | Level I | Financial assets. [member]
Financial Assets
Financial assets	€ 51,369,000	36,138,000
Fair value | Level II | Foreign currency swaps. [member]
Financial Assets
Financial assets		343,000
Fair value | Level III | Historical volatility for shares, measurement input | Synthetic Warrant | Binomial Tree
Financial liabilities
Duration Utilized In Determining Fair Value Of Liabilities	240
Significant unobservable input liabilities	60.625
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	5.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 73,000,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	(85,000,000)
Fair value | Level III | Financial Debt [member]
Financial liabilities
Financial liabilities		60,000
Fair value | Level III | Foreign currency swaps. [member]
Financial liabilities
Financial liabilities	353,000	90,000
Fair value | Level III | Recoverable cash advances. [member]
Financial liabilities
Financial liabilities	8,871,000	8,674,000
Fair value | Level III | Loan Facility Agreement [Member]
Financial liabilities
Financial liabilities	7,151,000
Fair value | Level III | Synthetic Warrant
Financial liabilities
Financial liabilities	3,204,000
Fair value | Level III | Trade and Other receivables.
Financial Assets
Financial assets	4,293,000	3,246,000
Fair value | Level III | Other long-term receivables [member]
Financial Assets
Financial assets	395,000	167,000
Fair value | Level III | Other current assets. [member]
Financial Assets
Financial assets	739,000	661,000
Fair value | Level III | Prepayment Option [Member]
Financial Assets
Financial assets	112,000
Fair value | Level I And III [member] | Trade and other liabilities [member]
Financial liabilities
Financial liabilities	€ 15,193,000	€ 10,234,000